Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments

26 Commitments

Future payments for non-cancellable leases

The Group has a lease contract in relation to the expansion of the Rostock headquarters. The future lease payments and utilities for these non-cancellable lease contracts are EUR 105k within one year, EUR 1,272k within five years and EUR 318k thereafter (2022: EUR nil; 2021: EUR 107k within one year; 2022: EUR 1,272k; 2021: EUR 2,370k within five years; and 2022 EUR 318k; 2021: EUR 4,219k thereafter).

The Group has various non-cancellable lease contracts of office equipment and storage spaces which had a lease term of less than 12 months or were related to leases of low-value assets, and therefore the short-term lease recognition exemption was applied to these contracts. The future lease payments for these non-cancellable lease contracts are EUR 105k within one year (2022: EUR 59k; 2021: EUR 44k) and EUR 4k within five years (2022: EUR 25k; 2021: EUR 49k).

Future payment obligations

During 2023, the Group concluded agreements with suppliers, for goods and services to be provided in 2024 with a total payment obligation of EUR 3,214k (2022: EUR  6,670k; 2021: EUR 6,620k).